Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company has developed and implemented cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of its critical systems and information. The Company’s cybersecurity risk management measures are integrated into its overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

The cybersecurity risk management measures set out the foundation of the process for assessing, identifying and managing material risks from cybersecurity threats and provide guidance for response plans when facing cybersecurity threats. The Company has not engaged assessors or other third parties in connection with such processes.

There can be no assurance that the Company’s cybersecurity risk management measures and processes, including its policies, controls or procedures, will be fully implemented, complied with or effective in protecting the Company’s systems and information. The Company has not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected the Company, including its operations, business strategy, results of operations, or financial condition. The Company faces risks from cybersecurity threats that, if realized, are reasonably likely to materially affect it, including the Company’s operations, business strategy, results of operations, or financial condition. Many of the laws and regulations regarding cybersecurity, information security, privacy and data protection applicable to the Company are subject to change and uncertain interpretation, and any failure or perceived failure to comply with such laws and regulations could result in negative publicity, legal proceedings, suspension or disruption of operations, increased cost of operations, or otherwise harm the business of the Company.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company has developed and implemented cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of its critical systems and information. The Company’s cybersecurity risk management measures are integrated into its overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	There can be no assurance that the Company’s cybersecurity risk management measures and processes, including its policies, controls or procedures, will be fully implemented, complied with or effective in protecting the Company’s systems and information. The Company has not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected the Company, including its operations, business strategy, results of operations, or financial condition. The Company faces risks from cybersecurity threats that, if realized, are reasonably likely to materially affect it, including the Company’s operations, business strategy, results of operations, or financial condition. Many of the laws and regulations regarding cybersecurity, information security, privacy and data protection applicable to the Company are subject to change and uncertain interpretation, and any failure or perceived failure to comply with such laws and regulations could result in negative publicity, legal proceedings, suspension or disruption of operations, increased cost of operations, or otherwise harm the business of the Company.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

The Board has general oversight power over cybersecurity issues and has delegated daily supervision responsibility to the Company’s IT department. The IT department, consisting of personnel with relevant expertise in cybersecurity management, overseas the implementation of the Company’s cybersecurity risk management measures.. The IT department supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports produced by security tools deployed in the IT environment. The IT department is led by Carmelo Andrews, IT Manager, who has more than 20 years in cybersecurity and technology matters. Mr. Andrews or other appropriate personnel with knowledge of the Company’s cybersecurity and information security programs reports to the Board concerning cybersecurity threats and measures taken by the Company to mitigate and reduce such threats and would report on any material cybersecurity incidents.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board has general oversight power over cybersecurity issues and has delegated daily supervision responsibility to the Company’s IT department. The IT department, consisting of personnel with relevant expertise in cybersecurity management, overseas the implementation of the Company’s cybersecurity risk management measures.. The IT department supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports produced by security tools deployed in the IT environment. The IT department is led by Carmelo Andrews, IT Manager, who has more than 20 years in cybersecurity and technology matters. Mr. Andrews or other appropriate personnel with knowledge of the Company’s cybersecurity and information security programs reports to the Board concerning cybersecurity threats and measures taken by the Company to mitigate and reduce such threats and would report on any material cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true